Capital Management	12 Months Ended
Dec. 31, 2020
Disclosure Of Objectives Policies And Processes For Managing Capital Abstract
Capital Management
32.	Capital management

The Company defines its capital as its shareholder’s equity and debt. Except as otherwise disclosed in these consolidated financial statements, there are no restrictions on the Company’s capital. The Company’s objectives with respect to the management of capital are to:

•	Maintain financial flexibility in order to preserve its ability to meet financial obligations;
•	Deploy capital to provide an appropriate investment return to its shareholders; and,
•	Maintain a capital structure that allows various financing alternatives to the Company as required.